Provisions - Summary of Breakdown of Provisions (Detail) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Provisions [Line Items]
Provision for legal proceedings, current	$ 1,386,074	$ 1,264,710
Decommissioning or restoration, current	19,307,862	13,375,095
Other provisions, current	2,208,070	5,116,512
Other current provisions, Total	22,902,006	19,756,317
Provision for legal proceedings, non-current	15,718,485	13,149,618
Decommissioning or restoration, non-current	172,703,975	173,341,364
Other provisions, non-current	1,047,783	7,621,732
Other long-term provisions, Total	189,470,243	194,112,714
Provision, Digitization Strategy [Member]
Disclosure Of Other Provisions [Line Items]
Other provisions, current	196,131	3,434,242
Other provisions, non-current	$ 397,772	$ 4,042,759